Fair value measurements and valuation processes (Tables)	6 Months Ended
Jun. 30, 2026
Disclosure Of Fair Value Measurement [Abstract]
Disclosure of fair value measurement of assets and liabilities explanatory	Level 2 assets and liabilities are shown below.

	As at 30 June		As at 31 December
	2026	2025	2025
	£m	£m	£m
Assets at fair value
Derivatives relating to
– interest rate swaps	18	59	44
– cross-currency swaps	93	110	105
– forward foreign currency contracts	128	274	148
Assets at fair value	239	443	297

Liabilities at fair value
Derivatives relating to
– interest rate swaps	129	117	92
– cross-currency swaps	7	14	5
– forward foreign currency contracts	101	207	118
Liabilities at fair value	237	338	215